Inventories and Supplies	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories and Supplies
18.
Inventories and Supplies

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Commercial:
At net realizable value(1)	2,110	2,109
At cost	2,455	2,835
Network:
At net realizable value(1)	577	515
At cost	1,727	1,702
Others:
At net realizable value(1)	881	1,038
At cost	1,604	1,813
Total inventories and supplies at the lower of cost or net realizable value	3,568	3,662

(1) Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Cost of sales	11,287	7,375	8,882
Repairs and maintenance	986	850	613
Provisions (Note 5)	414	847	934
Selling and promotions	4	9	3
	12,691	9,081	10,432

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	2,688	2,363
Provisions (Note 5)	414	847
Reclassification	282	(73)
Translation revaluation	2	2
Reversals	(136)	(11)
Cost of sales	(1,032)	(440)
Balances at end of the year	2,218	2,688